Note 13 - Loss Per Common Share - Calculation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net loss attributable to common shareholders	$ (11,134)	$ (13,404)	$ (351)
Earnings per share:
Weighted average common shares outstanding, basic and diluted (in shares)	18,181,456	1,063,381	22
Loss per share, basic and diluted (in dollars per share)	$ (0.61)	$ (12.57)	$ (15,955)